Summary of Significant Accounting Policies (Details) - Schedule of Exchange Rates for the Respective Periods - Balance Sheet [Member]	Jun. 30, 2024	Dec. 31, 2023
HKD [Member]
Schedule of Exchange Rates for the Respective Periods [Line Items]
Exchange rates	7.8083	7.8109
RMB [Member]
Schedule of Exchange Rates for the Respective Periods [Line Items]
Exchange rates	7.2672	7.0999